Note 9: Convertible Note Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 28, 2015	Dec. 22, 2015	Dec. 18, 2015	Dec. 15, 2015	Dec. 04, 2015	Nov. 24, 2015	Nov. 16, 2015	Oct. 27, 2015	Oct. 20, 2015	Oct. 14, 2015	Oct. 08, 2015	Sep. 30, 2015	Aug. 28, 2015	Jul. 27, 2015	Jun. 18, 2015	Jun. 11, 2015	May. 27, 2015	Apr. 09, 2015	Mar. 31, 2015	Dec. 31, 2014	Oct. 06, 2014
Details
Convertible promissory note original amount																				$ 900,000
Convertible promissory note two portion converted, value																						$ 65,000
Convertible promissory note two portion converted, shares																						5,585,006
Convertible promissory note two additional portion converted, value																			$ 40,000
Convertible promissory note two additional portion converted, shares																						4,728,152
Convertible promissory note two additional portion converted, value 2																	$ 30,000
Convertible promissory note two additional portion converted, shares 2																	4,401,826
Convertible promissory note two additional portion converted, value 3														$ 58,000
Convertible promissory note two additional portion converted, shares 3														4,413,024
Convertible promissory note two additional portion converted, value 4			$ 9,000
Convertible promissory note two additional portion converted, shares 4			5,237,586
Convertible promissory note two outstanding	$ 698,000																				$ 735,000
Convertible promissory note two outstanding current	0																				435,000
Finance transaction three																$ 38,000
Convertible promissory note													$ 129,500
Convertible promissory note three additional portion converted, value	$ 12,000	$ 15,000					$ 23,000	$ 20,000	$ 6,500	$ 15,000		$ 15,000
Convertible promissory note three additional portion converted, shares	779,221				6,521,739		3,987,097	2,898,551	897,872	1,470,488		1,111,111
Convertible promissory note current	$ 23,000																				0
Convertible promissory note original amount 3																		$ 36,750
Convertible promissory note four additional portion converted, value		$ 4,000		$ 4,000		$ 4,750
Convertible promissory note four additional portion converted, shares		1,743,012		1,618,011		952,331
Convertible promissory note current portion3	24,000																				0
Convertible promissory note original amount 4															$ 100,000
Convertible promissory note original issue discount															$ 8,000
Convertible promissory note original issue discoount unamortized balance	4,471
Convertible promissory note current portion 4	95,529																				0
Convertible promissory note original amount 5											$ 37,100
Convertible promissory note original issue discount											2,100
Convertible promissory note original issue discount unamortized balance	1,873
Convertible promissory note current portion 5	35,227																				0
Convertible promissory note original amount 6											37,100
Convertible promissory note original issue discount											$ 2,100
Convertible promissory note original issue discount unamortized balance	1,873
Convertible promissory note current portion 6	$ 35,227																				0
Additional Liability Under Variable Conversion Possible Shares	417,117,892
Additional Liability Under Variable Conversion Approximate Value	702,369
Other Additional Liability Under Variable Conversion Possible Shares	98,253,949
Other Additional Liability Under Variable Conversion Approximate Value	123,343
Derivative Liabilities, Note One	$ 825,712																				1,319,188
Derivative liability - current portion	76,955																				780,744
Derivative liability	$ 748,757																				$ 538,444